Cash and Bank Balances (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 MYR (RM)
Cash and Bank Balances [Line Items]
Fixed deposit	$ 3,218,522	RM 8,906,833	RM 13,138,008
Malaysian Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit		RM 336,316	343,464
Interest rate on fixed deposit		2.55%
Deposit term for fixed deposits at banks	365 days	365 days
Malaysian Financial Institution [Member] | Bottom of Range [Member]
Cash and Bank Balances [Line Items]
Interest rate on fixed deposit	2.10%
Malaysian Financial Institution [Member] | Top of Range [Member]
Cash and Bank Balances [Line Items]
Interest rate on fixed deposit	2.55%
Hong Kong Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit		RM 8,570,517	RM 12,794,544
Interest rate on fixed deposit		4.00%
Deposit term for fixed deposits at banks		6 months
Hong Kong Financial Institution [Member] | Bottom of Range [Member]
Cash and Bank Balances [Line Items]
Interest rate on fixed deposit	3.55%
Deposit term for fixed deposits at banks	1 month
Hong Kong Financial Institution [Member] | Top of Range [Member]
Cash and Bank Balances [Line Items]
Interest rate on fixed deposit	4.10%
Deposit term for fixed deposits at banks	3 months